Share-Based compensation - Black and Scholes model (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Y € / shares	Dec. 31, 2024 EUR (€)
Disclosure of terms and conditions of share based payment arrangement
Weighted average fair value at measurement date, other equity instruments granted | €	€ 3.47	€ 6.09
Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instrument.	6 years 3 months 3 days	5 years 4 months 24 days
Plan 2020 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	56.32%
Risk-free interest rate.	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.2
Fair value	€ 3.31
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.30%
Risk-free interest rate.	(0.36%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	25.75
Fair value	€ 9.22
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.25%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2
Incremental Fair value	€ 2.38
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.50%
Risk-free interest rate.	(0.18%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	20.5
Fair value	€ 5.94
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.25%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	3
Incremental Fair value	€ 2.4
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	0.37%
Expected life | Y	3
Exercise price	€ 17.76
Stock price	17.5
Fair value	€ 6.05
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	0.37%
Expected life | Y	3
Exercise price	€ 25.31
Stock price	17.5
Fair value	€ 4.15
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	0.50%
Expected life | Y	4
Exercise price	€ 17.76
Stock price	17.5
Fair value	€ 6.9
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.17%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	3
Incremental Fair value	€ 2.23
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.36%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2
Incremental Fair value	€ 2.38
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.03%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.68
Fair value	3.05
Incremental Fair value	€ 2.23
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	1.06%
Expected life | Y	3
Exercise price	€ 13.82
Stock price	13.82
Fair value	€ 4.94
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.13%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.75
Incremental Fair value	€ 1.92
Plan 2021 (grant June 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.60%
Risk-free interest rate.	1.60%
Expected life | Y	3
Exercise price	€ 12.95
Stock price	13.34
Fair value	€ 5.21
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	53.71%
Risk-free interest rate.	1.39%
Expected life | Y	3
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 3.79
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	53.97%
Risk-free interest rate.	1.45%
Expected life | Y	4
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 4.32
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.13%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.87
Incremental Fair value	€ 1.28
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	2.98%
Expected life | Y	4
Exercise price	€ 5.42
Stock price	6.68
Fair value	3.21
Incremental Fair value	€ 1.19
Plan 2021 (grant March 24 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.20%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.7
Fair value	€ 3.09
Plan 2021 (grant April 12 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.24%
Expected life | Y	3
Exercise price	€ 6.36
Stock price	7.08
Fair value	€ 3.04
Plan 2021 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.28%
Risk-free interest rate.	3.36%
Expected life | Y	3
Exercise price	€ 7.19
Stock price	7.1
Fair value	€ 2.75
Plan 2022 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.28%
Risk-free interest rate.	3.36%
Expected life | Y	3
Exercise price	€ 7.19
Stock price	7.1
Fair value	€ 2.75
Plan 2022 (grant Oct 20 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	50.00%
Risk-free interest rate.	3.55%
Expected life | Y	3
Exercise price	€ 5.92
Stock price	5.6
Fair value	€ 2.07
Plan 2022 (grant Feb 01 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	62.20%
Risk-free interest rate.	2.63%
Expected life | Y	3
Exercise price	€ 5.24
Stock price	9.96
Fair value	€ 6.26
Plan 2022 (grant Apr 21 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.50%
Risk-free interest rate.	3.08%
Expected life | Y	3
Exercise price	€ 9.04
Stock price	9.2
Fair value	€ 4.4
Plan 2022 (grant Aug 2 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	66.00%
Risk-free interest rate.	2.55%
Expected life | Y	3
Exercise price	€ 7.88
Stock price	7.56
Fair value	€ 3.47
Plan 2022 (grant Aug 2 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	66.00%
Risk-free interest rate.	2.55%
Expected life | Y	3
Exercise price	€ 7.88
Stock price	7.56
Fair value	€ 3.47
Plan 2024 (grant Sep 18 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.20%
Risk-free interest rate.	2.38%
Expected life | Y	3
Exercise price	€ 7.2
Stock price	7.54
Fair value	€ 3.6
Plan 2024 (grant Nov 25 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.70%
Risk-free interest rate.	2.24%
Expected life | Y	3
Exercise price	€ 7.69
Stock price	8.1
Fair value	€ 3.8
Plan 2024 (grant Nov 25 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.70%
Risk-free interest rate.	2.24%
Expected life | Y	3
Exercise price	€ 8.04
Stock price	8.1
Fair value	€ 3.7
Plan 2024 (grant Sep 6 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	64.90%
Risk-free interest rate.	2.16%
Expected life | €	3
Exercise price	€ 4.92
Stock price	4.92
Fair value	€ 2.27
Plan 2024 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.26%
Expected life | Y	3
Exercise price	€ 9.63
Stock price	10.15
Fair value	€ 4.76
Plan 2024 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.26%
Expected life | Y	3
Exercise price	€ 10.15
Stock price	10.15
Fair value	€ 4.61
Plan 2025 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.26%
Expected life | Y	3
Exercise price	€ 10.15
Stock price	10.15
Fair value	€ 4.61
Plan 2025 (grant Mar 14 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.40%
Expected life | €	3
Exercise price	€ 10.8
Stock price	10.8
Fair value	€ 4.91
Plan 2025 (grant Apr 8 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.24%
Risk-free interest rate.	2.11%
Expected life | €	3
Exercise price	€ 7.2
Stock price	5.76
Fair value	€ 2.31
Plan 2025 (grant May 5 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	64.97%
Risk-free interest rate.	2.02%
Expected life | €	3
Exercise price	€ 5.65
Stock price	5.65
Fair value	€ 2.6
Plan 2025 (grant Sep 6 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	64.90%
Risk-free interest rate.	2.16%
Expected life | €	3
Exercise price	€ 4.92
Stock price	4.92
Fair value	€ 2.27
Plan 2025 (grant Oct 13 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.53%
Risk-free interest rate.	2.18%
Expected life | €	3
Exercise price	€ 5.56
Stock price	5.56
Fair value	€ 2.59
Plan 2025-2 (grant Oct 13 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.53%
Risk-free interest rate.	2.18%
Expected life | €	3
Exercise price	€ 5.56
Stock price	5.56
Fair value	€ 2.59